Research and development costs (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of research and development costs	Research and development costs were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Research and development expenditures expensed	€2,932	€3,300	€3,233
Amortization of capitalized development expenditures	2,149	2,193	1,889
Impairment and write-off of capitalized development expenditures	703	126	78
Total Research and development costs	€5,784	€5,619	€5,200